SHARE CAPITAL - Disclosure of detailed information about warrants outstanding (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2021 Share	Jun. 30, 2021 Share	Feb. 29, 2020 Share	Dec. 31, 2022 CAD_per_Share Month Share	Dec. 31, 2021 Share
Disclosure of classes of share capital [line items]
Opening Balance				7,984,241
Granted during period				6,248,540
Cancelled				0
Exercised	(1,800,000)	(600,000)	(875,000)	0	(2,400,000)
Expired				(7,984,241)
Closing Balance	7,984,241			6,248,540	7,984,241
July 31, 2022 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Jul. 31, 2020
Opening Balance				123,000
Granted during period				0
Cancelled				0
Exercised				0
Expired				(123,000)
Closing Balance	123,000			0	123,000
Exercise Price (Cdn $) | CAD_per_Share				0.61
Exercise period (months) | Month				24
Remaining contractual life (months) | Month				0
August 26, 2022 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Sep. 18, 2020
Opening Balance				318,000
Granted during period				0
Cancelled				0
Exercised				0
Expired				(318,000)
Closing Balance	318,000			0	318,000
Exercise Price (Cdn $) | CAD_per_Share				0.61
Exercise period (months) | Month				24
Remaining contractual life (months) | Month				0
February 2, 2022 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Feb. 02, 2021
Opening Balance				1,050,800
Granted during period				0
Cancelled				0
Exercised				0
Expired				(1,050,800)
Closing Balance	1,050,800			0	1,050,800
Exercise Price (Cdn $) | CAD_per_Share				0.75
Exercise period (months) | Month				12
Remaining contractual life (months) | Month				0
February 3, 2022 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Feb. 03, 2021
Opening Balance				1,001,000
Granted during period				0
Cancelled				0
Exercised				0
Expired				(1,001,000)
Closing Balance	1,001,000			0	1,001,000
Exercise Price (Cdn $) | CAD_per_Share				0.75
Exercise period (months) | Month				12
Remaining contractual life (months) | Month				0
February 12, 2022 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Feb. 12, 2021
Opening Balance				1,504,000
Granted during period				0
Cancelled				0
Exercised				0
Expired				(1,504,000)
Closing Balance	1,504,000			0	1,504,000
Exercise Price (Cdn $) | CAD_per_Share				0.75
Exercise period (months) | Month				12
Remaining contractual life (months) | Month				0
July 19, 2022 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Jul. 19, 2021
Opening Balance				720,513
Granted during period				0
Cancelled				0
Exercised				0
Expired				(720,513)
Closing Balance	720,513			0	720,513
Exercise Price (Cdn $) | CAD_per_Share				0.95
Exercise period (months) | Month				12
Remaining contractual life (months) | Month				0
July 22, 2022 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Jul. 22, 2021
Opening Balance				70,000
Granted during period				0
Cancelled				0
Exercised				0
Expired				(70,000)
Closing Balance	70,000			0	70,000
Exercise Price (Cdn $) | CAD_per_Share				0.95
Exercise period (months) | Month				12
Remaining contractual life (months) | Month				0
July 23, 2022 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Jul. 23, 2021
Opening Balance				3,196,928
Granted during period				0
Cancelled				0
Exercised				0
Expired				(3,196,928)
Closing Balance	3,196,928			0	3,196,928
Exercise Price (Cdn $) | CAD_per_Share				0.95
Exercise period (months) | Month				12
Remaining contractual life (months) | Month				0
February 28, 2024 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Feb. 28, 2022
Opening Balance				0
Granted during period				2,873,540
Cancelled				0
Exercised				0
Expired				0
Closing Balance	0			2,873,540	0
Exercise Price (Cdn $) | CAD_per_Share				0.75
Exercise period (months) | Month				24
Remaining contractual life (months) | Month				14
June 8, 2024 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Jun. 08, 2022
Granted during period				350,000
Cancelled				0
Exercised				0
Expired				0
Closing Balance				350,000
Exercise Price (Cdn $) | CAD_per_Share				0.75
Exercise period (months) | Month				24
Remaining contractual life (months) | Month				18
June 10, 2024 [Member]
Disclosure of classes of share capital [line items]
Date of grant				Jun. 10, 2022
Opening Balance				0
Granted during period				3,025,000
Cancelled				0
Exercised				0
Expired				0
Closing Balance	0			3,025,000	0
Exercise Price (Cdn $) | CAD_per_Share				0.75
Exercise period (months) | Month				24
Remaining contractual life (months) | Month				18